Stockholders' deficit and stock-based compensation (Details) - Schedule of stockholders' deficit and stock-based compensation - shares	Jun. 30, 2021	Dec. 31, 2020
Stockholders' deficit and stock-based compensation (Details) - Schedule of stockholders' deficit and stock-based compensation [Line Items]
Authorized Shares	126,000,000	126,000,000
Issued and Outstanding Shares	27,178,067	20,351,411
Class A Common Stock [Member]
Stockholders' deficit and stock-based compensation (Details) - Schedule of stockholders' deficit and stock-based compensation [Line Items]
Authorized Shares	86,000,000	86,000,000
Issued and Outstanding Shares	9,485,479	9,485,479
Class B Common Stock [Member]
Stockholders' deficit and stock-based compensation (Details) - Schedule of stockholders' deficit and stock-based compensation [Line Items]
Authorized Shares	40,000,000	40,000,000
Issued and Outstanding Shares	17,692,588	10,865,932